PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2011	2012

Building	2,561	2,588
Leasehold improvements	493	498
Furniture and office equipment	5,879	5,819
Motor vehicles	1,170	1,078

	10,103	9,983
Less: Accumulated depreciation	(5,430)	(5,590)

Property and equipment, net	4,673	4,393